Events after the reporting period (Narrative) (Detail) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
	Jun. 12, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Basic earnings per share		$ 1.59	$ 8.68	$ 2.34
Diluted earnings per share		$ 1.52	$ 8.30	$ 2.25
Credit Suisse
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Provisional negative goodwill resulting from the acquisition	$ 27,264		$ 27,264